Equity (Schedule of Share Capital) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2011
Disclosure Of Share capital [Line Items]
Common stock (amounts in US$ ‘000)	$ 61,000	$ 59,000	$ 60,000
Common shares, of nominal US$ 0.001	61,029,772	59,167,584
US$ per share	$ 0.001	$ 0.001		$ 0.001
Number of common shares (US$ 0.001 each)	5,171,949,000	5,171,949,000
Amount in US$	$ 5,171,949	$ 5,171,949
Ordinary shares [member]
Disclosure Of Share capital [Line Items]
Common shares, of nominal US$ 0.001	61,029,772	59,167,584